SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards		$ 64,241
Net deferred tax asset		64,241
Valuation allowance		$ (64,241)